iShares
®
Copper and Metals Mining ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Metals & Mining  —  99 .8%
Al Masane Al Kobra Mining Co. ............... 18,225 $ 427,310
Amman Mineral Internasional PT
(a)
............. 7,587,400 2,921,142
Anglo American PLC , NVS .................. 355,850 14,718,847
Antofagasta PLC ......................... 196,101 8,613,840
ATALAYA MINING COPPER SA ............... 53,843 616,611
Avino Silver & Gold Mines Ltd.
(a) (b)
.............. 83,914 522,113
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 241,800 202,868
Barrick Mining Corp. ....................... 139,468 6,075,401
BHP Group Ltd. .......................... 460,268 13,890,487
Capstone Copper Corp.
(a)
................... 364,107 3,655,528
Central Asia Metals PLC .................... 98,275 249,043
China Nonferrous Mining Corp. Ltd. ............ 702,000 1,331,847
CMOC Group Ltd. , Class A .................. 111,400 319,458
Develop Global Ltd.
(a)
...................... 144,275 445,754
ERO Copper Corp.
(a) (b)
..................... 56,605 1,601,379
Evolution Mining Ltd. ...................... 953,617 7,980,572
FireFly Metals Ltd.
(a)
....................... 366,818 507,105
First Quantum Minerals Ltd.
(a)
................ 317,284 8,506,831
Foran Mining Corp.
(a) (b)
..................... 175,582 644,737
Freeport-McMoRan, Inc. .................... 287,881 14,621,476
Glencore PLC
(a)
.......................... 1,021,094 5,581,975
Grupo Mexico SAB de CV , Series B ............ 1,449,903 13,690,241
Hudbay Minerals, Inc. ...................... 216,430 4,296,905
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 361,159 4,107,458
Jiangxi Copper Co. Ltd. , Class A .............. 67,500 531,171
Jinchuan Group International Resources Co. Ltd.
(a) (b) (c)
1,037,000 68,221
KGHM Polska Miedz SA
(a)
................... 74,680 5,802,491
Lundin Mining Corp. ....................... 396,204 8,515,550
LunR Royalties Corp. , (Acquired 09/20/24, Cost:
$48,626)
(a) (b) (d)
......................... 12,638 120,160
MMG Ltd.
(a)
............................. 2,129,600 2,406,167
Newmont Corp. .......................... 103,601 10,344,560
NGEx Minerals Ltd.
(a) (b)
..................... 74,092 1,381,921
Nittetsu Mining Co. Ltd. ..................... 35,200 502,897
North Copper Co. Ltd. , Class A ................ 61,600 135,984
Northern Dynasty Minerals Ltd.
(a) (b)
............. 301,861 593,803
Pengxin International Mining Co. Ltd. , Class A
(a)
.... 77,400 86,066
Security Shares Value
a
Metals & Mining (continued)
Rio Tinto PLC , ADR ....................... 78,101 $ 6,250,423
Sandfire Resources Ltd.
(a)
................... 251,744 2,990,290
Solaris Resources, Inc.
(a)
.................... 54,508 436,842
SolGold PLC
(a)
........................... 906,486 336,555
South32 Ltd. ............................ 482,607 1,142,382
Southern Copper Corp. ..................... 49,666 7,125,581
Taseko Mines Ltd.
(a)
....................... 196,169 1,110,512
Teck Resources Ltd. , Class B ................ 197,837 9,471,327
Vale SA , ADR ........................... 385,206 5,019,234
Western Mining Co. Ltd. , Class A .............. 77,400 306,816
Yunnan Copper Co. Ltd. , Class A .............. 65,600 192,766
Zijin Mining Group Co. Ltd. , Class A ............ 132,300 652,376
181,053,023
a
Total Long-Term Investments — 99.8%
(Cost: $ 139,555,231 ) ................................ 181,053,023
a
Short-Term Securities
Money Market Funds  —  3 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(e) (f) (g)
...................... 6,350,238 6,353,413
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(e) (f)
............................. 228,187 228,187
a
Total Short-Term Securities — 3.7%
(Cost: $ 6,581,504 ) .................................. 6,581,600
Total Investments — 103.5%
(Cost: $ 146,136,735 ) ................................ 187,634,623
Liabilities in Excess of Other Assets — ( 3 .5 ) % ............... (6,264,320)
Net Assets — 100.0% ................................. $ 181,370,303
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $120,160, representing 0.1% of its net assets as of period end, and an original cost of $48,626.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 2,076,047  $ 4,277,431
(a)
$ —  $ (135) $ 70  $ 6,353,413  6,350,238  $ 8,683
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 30,000  198,187
(a)
—  —  —  228,187  228,187  1,801  —
$ (135) $ 70
$ 6,581,600
$ 10,484  $ —

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Copper and Metals Mining ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 20 03/20/26 $ 250 $ (11,606)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 108,341,024  $ 72,643,778  $ 68,221  $ 181,053,023
Short-Term Securities
Money Market Funds ...................................... 6,581,600  —  —  6,581,600
$ 114,922,624  $ 72,643,778  $ 68,221  $ 187,634,623
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (11,606) $ —  $ —  $ (11,606)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares